Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of business segments	5
Segment Information
Pre-tax income	$ 21,003	$ 19,723	$ 18,138
Total revenue	106,916	99,870	95,758
Total segments
Segment Information
External revenue	106,194	99,120	94,889
Internal revenue	8,246	7,707	7,635
Total revenue reportable segments	114,440	106,827	102,524
Pre-tax income	22,904	20,923	19,323
Revenue year-to-year change (as a percent)	7.10%	4.20%	(7.60%)
Pre-tax income year-to-year change (as a percent)	9.50%	8.30%	11.20%
Pre-tax income margin (as a percent)	20.00%	19.60%	18.80%
Total revenue	114,440	106,827	102,524
Global Technology Services
Segment Information
External revenue	40,879	38,201	37,347
Internal revenue	1,242	1,313	1,386
Total revenue reportable segments	42,121	39,514	38,734
Pre-tax income	6,284	5,499	5,482
Revenue year-to-year change (as a percent)	6.60%	2.00%	(5.10%)
Pre-tax income year-to-year change (as a percent)	14.30%	0.30%	23.00%
Pre-tax income margin (as a percent)	14.90%	13.90%	14.20%
Global Business Services
Segment Information
External revenue	19,284	18,223	17,653
Internal revenue	797	798	887
Total revenue reportable segments	20,081	19,021	18,540
Pre-tax income	3,006	2,546	2,501
Revenue year-to-year change (as a percent)	5.60%	2.60%	(10.30%)
Pre-tax income year-to-year change (as a percent)	18.10%	1.80%	(3.40%)
Pre-tax income margin (as a percent)	15.00%	13.40%	13.50%
Software
Segment Information
External revenue	24,944	22,485	21,396
Internal revenue	3,276	2,950	2,677
Total revenue reportable segments	28,219	25,436	24,073
Pre-tax income	9,970	9,466	8,319
Revenue year-to-year change (as a percent)	10.90%	5.70%	(3.10%)
Pre-tax income year-to-year change (as a percent)	5.30%	13.80%	13.90%
Pre-tax income margin (as a percent)	35.30%	37.20%	34.60%
Systems and Technology
Segment Information
External revenue	18,985	17,973	16,190
Internal revenue	838	804	911
Total revenue reportable segments	19,823	18,777	17,102
Pre-tax income	1,633	1,456	1,298
Revenue year-to-year change (as a percent)	5.60%	9.80%	(15.20%)
Pre-tax income year-to-year change (as a percent)	12.20%	12.10%	(8.80%)
Pre-tax income margin (as a percent)	8.20%	7.80%	7.60%
Global Financing
Segment Information
External revenue	2,102	2,238	2,302
Internal revenue	2,092	1,842	1,774
Total revenue reportable segments	4,195	4,080	4,076
Pre-tax income	2,011	1,956	1,724
Revenue year-to-year change (as a percent)	2.80%	0.10%	(8.40%)
Pre-tax income year-to-year change (as a percent)	2.80%	13.50%	7.10%
Pre-tax income margin (as a percent)	47.90%	48.00%	42.30%
Unallocated to segments
Segment Information
Total revenue	$ 722	$ 750	$ 869